11. Recoverable taxes (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Recoverable Taxes
IRPJ and CSLL prepayments		R$ 109,231	R$ 195,864
Withholding income tax			3,969
PIS and COFINS to recover	[1]	387,033	273,152
Value added tax (VAT) abroad		3,998	4,650
Other		5,097	6,181
Total		505,359	483,816
Current		186,955	309,674
Non-current		R$ 318,404	R$ 174,142

[1]	During the fiscal year ended December 31, 2020, the subsidiary GLA recorded PIS and COFINS extemporaneous tax credits, in the total amount of R$126,675. As of December 31, 2019, the subsidiaries Smiles Fidelidade and GLA calculated out-of-date PIS and COFINS credits, totaling R$49,518 and R$91,066, respectively.